INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
15.  INCOME TAXES

The current and deferred components of the income tax (benefit) provision included in the Combined Consolidated Statements of Operations are as follows:

	Year Ended December 31,
	2021	2020	2019
Current:
Federal	$13	$4	$(9)
State and local	224	329	243
Foreign	—	(41)	54
Total current provision	237	292	288
Deferred:
Federal	(3,820)	(2,272)	14,097
State and local	(44)	—	(1)
Foreign	(3)	(4)	—
Total deferred (benefit) provision	(3,867)	(2,276)	14,096
Total	$(3,630)	$(1,984)	$14,384

Prior to the spin-off, we are taxed as a flow-through entity for U.S. income tax purposes and our taxable income or loss generated was the responsibility of our Parent, except as related to certain wholly owned corporate subsidiaries of the infrastructure business. Taxable income or loss generated by our corporate subsidiaries is subject to U.S. federal, state and foreign corporate income tax in locations where they conduct business.

The difference between our reported total provision for income taxes and the U.S. federal statutory rate of 21% is as follows:

	Year Ended December 31,
	2021	2020	2019
U.S. federal tax at statutory rate	21.00%	21.00%	21.00%
Income not subject to tax at statutory rate	4.77%	4.15%	(212.63)%
State and local taxes	(0.22)%	(0.45)%	7.44%
Foreign taxes	—%	0.06%	1.67%
Other	(4.43)%	0.06%	10.99%
Change in valuation allowance	(17.75)%	(22.13)%	614.62%
Provision for income taxes	3.37%	2.69%	443.09%

Significant components of our deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$112,999	$85,174
Accrued expenses	2,275	469
Interest expense	23,483	25,488
Operating lease liabilities	23,503	10,119
Investment in partnerships	15,524	—
Other	803	2,619
Total deferred tax assets	178,587	123,869
Less valuation allowance	(137,771)	(94,139)
Net deferred tax assets	40,816	29,730
Deferred tax liabilities:
Investment in partnerships	—	(14,982)
Fixed assets and goodwill	(16,900)	(9,550)
Operating lease right-of-use assets	(23,772)	(10,062)
Net deferred tax assets (liabilities)	$144	$(4,864)

The net operating losses include the tax benefits from expense allocations from the Parent to certain taxable subsidiaries within the Company, for all periods presented. These tax benefits are not compensated by the Parent and will not be included in the Company’s net operating losses after Separation.

Deferred tax assets and liabilities are reported net in Other assets or Other liabilities in the Combined Consolidated Balance Sheets. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. We have analyzed our deferred tax assets and have determined, based on the weight of available evidence, that it is more likely than not that a significant portion will not be realized. Accordingly, valuation allowances have been recognized as of December 31, 2021 and 2020 of $137.8 million and $94.1 million, respectively, related to certain deductible temporary differences and net operating loss carryforwards.

A summary of the changes in the valuation allowance is as follows:

	December 31,
	2021	2020
Valuation allowance at beginning of period	$94,139	$81,313
Change due to current year losses	43,632	12,826
Valuation allowance at end of period	$137,771	$94,139

As of December 31, 2021, certain of our corporate subsidiaries had U.S. federal net operating loss carryforwards of approximately $520.3 million that are available to offset future taxable income. If not utilized, $169.1 million of these carryforwards will begin to expire in the year 2034, with $351.2 million of these carryforwards having no expiration date. The utilization of the net operating loss carryforwards to reduce future income taxes will depend on the relevant corporate subsidiary’s ability to generate sufficient taxable income prior to the expiration of the carryforward period, if any. In addition, the maximum annual use of net operating loss carryforwards may be limited after certain changes in stock ownership.

As of and for the year ended December 31, 2021, we had not established a liability for uncertain tax positions as no such positions existed. In general, our tax returns and the tax returns of our corporate subsidiaries are subject to U.S. federal, state, local and foreign income tax examinations by tax authorities. Generally, we are not subject to examination by taxing authorities for tax years prior to 2018. We do not believe that it is reasonably possible that the total amount of unrecognized tax benefits will significantly change within 12 months of the reporting date.